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 T. ROWE PRICE
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 Small-Cap Value Fund, Inc.

 Supplement to prospectus dated May 1, 1998
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 Effective November 5, 1998, the Board of Directors of the Small-Cap Value Fund
(the "fund") has decided to begin accepting purchases of fund shares from new investors. The purchase of shares had previously been limited to those who were fund shareholders as of March 1, 1996, and certain others. In connection with this action, the last sentence of the Investor Profile section under Facts At A Glance on the inside front cover and the last question and answer on page 7 of the prospectus will be deleted.
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 The date of this supplement is November 5, 1998.
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                                                         F46-041 11/05/98